Condensed Statements of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating Expenses
General and administrative expenses	$ (67,288)	¥ (462,637)	¥ (519,950)	¥ (639,648)
Changes in the fair value of contingent purchase consideration payables	2,022	13,905	(937)	93,307
Operating profit (loss)	34,538	237,479	(1,368,538)	(840,196)
Loss before income taxes	(23,611)	(162,325)	(1,007,814)	(943,082)
Income tax expenses	(3,550)	(24,411)	90,170	11,160
Net loss attributable to the Company's ordinary shareholders	(29,827)	(205,065)	(772,730)	(633,598)
Parent Company
Operating Expenses
General and administrative expenses	(9,592)	(65,949)	(145,890)	(124,450)
Changes in the fair value of contingent purchase consideration payables	2,022	13,905	(937)	93,307
Operating profit (loss)	(7,570)	(52,044)	(146,827)	(31,143)
Other loss	(38,134)	(262,186)	(95,210)	(169,915)
Loss before income taxes	(29,827)	(205,065)	(772,730)	(633,598)
Income tax expenses	0	0	0	0
Net loss attributable to the Company's ordinary shareholders	(29,827)	(205,065)	(772,730)	(633,598)
Parent Company | Subsidiaries and Consolidated VIEs
Operating Expenses
Operating profit (loss)	$ 15,877	¥ 109,165	¥ (530,693)	¥ (432,540)